Organization and Nature of the Business	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of the Business
1. Organization and Nature of the Business
Better Home & Finance Holding Company, formerly known as Aurora Acquisition Corp. (“Aurora”), together with its subsidiaries (collectively, the “Company”), provides a comprehensive set of homeownership offerings in the United States while expanding the Company’s offerings in the United Kingdom. The Company’s offerings include mortgage loans, real estate agent services, title and homeowner’s insurance, and other homeownership offerings. The Company leverages Tinman, its proprietary technology platform, to optimize the mortgage process from the initial application, to the integration of a suite of additional homeownership offerings, to the sale of loans to a network of loan purchasers.
Mortgage loans originated within the United States are through the Company’s wholly-owned subsidiary Better Mortgage Corporation (“BMC”). BMC is an approved Title II Single Family Program Lender with the Department of Housing and Urban Development’s (“HUD”) Federal Housing Administration (“FHA”), and is an approved seller and servicer with the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FMCC”). The Company has expanded into the U.K. by acquisition of regulated entities to offer a multitude of financial products and services to consumers.
On August 22, 2023 (the “Closing Date”), the Company consummated its business combination, pursuant to the terms of the Agreement and Plan of Merger, dated as of May 10, 2021, as amended as of October 27, 2021, November 9, 2021, November 30, 2021, August 26, 2022, February 24, 2023 and June 23, 2023 (as amended, the “Merger Agreement”), by and among Aurora, Better Holdco, Inc. (“Pre-Business Combination Better”), and Aurora Merger Sub I, Inc., formerly a wholly owned subsidiary of Aurora (“Merger Sub”). On the Closing Date, Merger Sub merged with and into Pre-Business Combination Better, with Pre-Business Combination Better surviving the merger (the “First Merger”) and Pre-Business Combination Better merged with and into Aurora, with Aurora surviving the merger and changing its name to “Better Home & Finance Holding Company” (referred to as “Better Home & Finance” or the “Company”) (such merger, and together with the First Merger, the “Business Combination” and the completion thereof, the “Closing”).
Unless otherwise indicated, references to “Better,” “Better Home & Finance,” the “Company,” “we,” “us,” “our” and other similar terms refer to (i) Pre-Business Combination Better and its consolidated subsidiaries prior to the Closing and (ii) Better Home & Finance and its consolidated subsidiaries following the Closing.
The Company’s Class A common stock, par value $0.0001 per share (“Class A common stock”), and public warrants are listed on the Nasdaq Capital Market under the ticker symbols “BETR” and “BETRW,” respectively.
Reverse Stock-Split— On Friday, August 16, 2024, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation, effecting a 1-for-50 reverse stock split of the Company’s common stock (the “Reverse Stock Split”) for the primary purpose of increasing the per share trading price of the Company’s Class A common stock to enable the Company to regain compliance with the minimum bid price requirement for continued listing on The Nasdaq Capital Market (the “Nasdaq”). The Company’s Class A common stock began trading on a split-adjusted basis on the Nasdaq upon the market open on Monday, August 19, 2024.
Effective August 16, 2024, as a result of the Reverse Stock Split, every 50 shares of the Company’s issued and outstanding common stock were converted into one issued and outstanding share of Class A common stock, Class B common stock and Class C common stock, as applicable, without any change to the par value per share, the voting rights of the common stock, any stockholder’s percentage interest in the Company’s equity or any other aspect of the common stock. The accompanying financial statements have been retroactively recast to reflect this reverse split stock resulting in a reclass to historic financials between common stock and additional paid-in-capital.
On September 3, 2024, the Company received a letter from Nasdaq notifying the Company that the Staff has determined that for the last 10 consecutive business days, from August 19, 2024, to August 30, 2024, the closing bid price of the Company’s common stock has been at $1.00 per share or greater, and accordingly, the Company has regained compliance with Listing Rule 5550(a)(2) and the matter is now closed.